January 24, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the "Registrant")
1933 Act File No. 333-221045, Post-Effective Amendment No. 37 and
1940 Act File No. 811-23305, Amendment No. 39 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purpose of this Amendment is to add two new series of the Registrant, American Century Mid Cap Growth Impact ETF and American Century Sustainable Equity ETF (the "funds"). The funds intend to operate pursuant to an exemptive order application filed on December 11, 2019 (File No. 812-15082).

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3275.

Sincerely,

/s/ Ashley L. Bergus
Ashley L. Bergus
Assistant Secretary